CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2017			¥ 594,493	¥ 681,329	¥ 1,663,234	¥ 47,767	¥ (41,020)	¥ 6,561		¥ (182,792)		¥ 53,875
Cumulative effect of change in accounting principle	[1]
Net income (loss) attributable to NHI shareholders		¥ 219,343			219,343
Cash dividends					(68,703)							(1,955)
Gain (loss) on sales of treasury stock					(5,043)
Stock-based compensation awards				(5,465)
Changes in ownership interests in subsidiaries				(584)
Net change during the year						(63,363)
Pension liability adjustment		(6,817)					(6,817)
Own credit adjustments		(2,484)						(2,484)
Repurchases of common stock										(109,096)
Sales of common stock										0
Common stock issued to employees										21,398
Cancellation of treasury stock					(111,941)					111,941
Other net change in treasury stock										562
Net income attributable to noncontrolling interests		(4,949)										4,949
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												559
Net unrealized gain (loss) on non-trading securities												(6,157)
Purchase/sale (disposition) of subsidiary shares, etc., net												(9,392)
Other net change in noncontrolling interests												8,625
Balance at end of year at Mar. 31, 2018		2,799,824	594,493	675,280	1,696,890	(15,596)	(47,837)	4,077	¥ (59,356)	(157,987)	¥ 2,749,320	50,504
Cumulative effect of change in accounting principle	[1]				1,564
Net income (loss) attributable to NHI shareholders		(100,442)			(100,442)
Cash dividends					(20,080)							(2,685)
Gain (loss) on sales of treasury stock					(1,191)
Stock-based compensation awards				12,481
Changes in ownership interests in subsidiaries
Net change during the year						33,429
Pension liability adjustment		(23,270)					(23,270)
Own credit adjustments		20,147						20,147
Repurchases of common stock										(51,714)
Sales of common stock										0
Common stock issued to employees										10,817
Cancellation of treasury stock					(89,916)					89,916
Other net change in treasury stock
Net income attributable to noncontrolling interests		(5,731)										5,731
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												750
Net unrealized gain (loss) on non-trading securities
Purchase/sale (disposition) of subsidiary shares, etc., net												1,183
Other net change in noncontrolling interests												(5,751)
Balance at end of year at Mar. 31, 2019		2,680,793	594,493	687,761	1,486,825	17,833	(71,107)	24,224	(29,050)	(108,968)	2,631,061	49,732
Cumulative effect of change in accounting principle	[1]				5,592
Net income (loss) attributable to NHI shareholders		216,998			216,998
Cash dividends					(63,670)							(1,483)
Gain (loss) on sales of treasury stock					(294)
Stock-based compensation awards				(4,326)
Changes in ownership interests in subsidiaries				(203)
Net change during the year						(44,107)
Pension liability adjustment		8,536					8,536
Own credit adjustments		38,516						38,516
Repurchases of common stock										(150,009)
Sales of common stock										0
Common stock issued to employees										15,373
Cancellation of treasury stock					0					0
Other net change in treasury stock										0
Net income attributable to noncontrolling interests		(2,369)										2,369
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												(302)
Net unrealized gain (loss) on non-trading securities												0
Purchase/sale (disposition) of subsidiary shares, etc., net												18,264
Other net change in noncontrolling interests												9,217
Balance at end of year at Mar. 31, 2020		¥ 2,731,264	¥ 594,493	¥ 683,232	¥ 1,645,451	¥ (26,274)	¥ (62,571)	¥ 62,740	¥ (26,105)	¥ (243,604)	¥ 2,653,467	¥ 77,797

[1]	Represents the adjustment to initially apply Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” for the year ended March 31, 2019 and ASU 2016-02, “Leases” for the year ended March 31, 2020.